Appendix V (Tables)	12 Months Ended
Dec. 31, 2020
Appendix V
Schedule of movement in property, plant and equipment

(Expressed in thousands of Euros)

	Balances at		Business			Translation	Balances at
	31/12/2019	Additions	combination	Transfers	Disposals	differences	31/12/2020

Cost:

Land and buildings	807,195	19,843	14,964	(6,050)	(211)	(55,561)	780,180
Plant and machinery	2,141,611	50,825	48,408	103,594	(23,830)	(120,179)	2,200,429
Fixed Assets under construction	497,164	226,092	121,399	(99,616)	—	(40,457)	704,582

	3,445,970	296,760	184,771	(2,072)	(24,041)	(216,197)	3,685,191

Accumulated depreciation:

Buildings	(108,638)	(17,974)	—	(3,826)	171	7,319	(122,948)
Plant and machinery	(1,175,075)	(145,167)	—	5,412	22,590	56,757	(1,235,483)

	(1,283,713)	(163,141)	—	1,586	22,761	64,076	(1,358,431)

Impairment of other property, plant and equipment	(2,712)	21	—	—	—	38	(2,653)

Carrying amount	2,159,545	133,640	184,771	(486)	(1,280)	(152,083)	2,324,107

(See note 3)

This appendix forms an integral part of note 10 to the consolidated financial statements.

APPENDIX V

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Property, Plant and Equipment

for the year ended

31 December 2019

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	31/12/2018	Additions	combination	Transfers	Disposals	differences	31/12/2019

Cost:

Land and buildings	726,412	30,209	30,346	10,866	(2,078)	11,440	807,195
Plant and machinery	1,984,853	55,957	19,079	68,107	(13,892)	27,507	2,141,611
Fixed assets under construction	345,391	239,111	926	(91,788)	(55)	3,579	497,164

	3,056,656	325,277	50,351	(12,815)	(16,025)	42,526	3,445,970

Accumulated depreciation:

Buildings	(89,378)	(18,108)	(23,288)	23,111	657	(1,632)	(108,638)

Plant and machinery	(1,012,735)	(144,086)	—	(17,402)	11,901	(12,753)	(1,175,075)

	(1,102,113)	(162,194)	(23,288)	5,709	12,558	(14,385)	(1,283,713)

Impairment of other property, plant and equipment	(2,560)	(113)	—	—	—	(39)	(2,712)

Carrying amount	1,951,983	162,970	27,063	(7,106)	(3,467)	28,102	2,159,545